Note 7 - Income Taxes - Tax Effects of Significant Temporary Differences Representing Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carryforwards	$ 42,580,533	$ 35,610,806
Stock based compensation expense	2,643,471	6,764,508
Tax credit carryforwards and other	1,005,255	1,112,286
Gross deferred tax assets	46,229,259	43,487,600
Valuation allowance	(46,229,259)	(43,487,600)
Net deferred tax assets